Investment Objectives and Goals - AQE Core ETF	Oct. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – AQE Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AQE Core ETF (the “Fund”) seeks long-term capital appreciation.